Taxation - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Income Tax Benefit [Abstract]
Current income tax expenses	$ 1,467	$ 1,663
Deferred income tax benefit	(627)	(732)
Total income tax expense	$ 840	$ 931